Investments Accounted for Using the Equity Method - Additional Information (Detail) $ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Feb. 28, 2019 USD ($)	Feb. 28, 2019 TWD ($)	Oct. 31, 2014 USD ($)	Oct. 31, 2014 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of Investments Accounted for Using Equity Method [line Items]
Impairment losses on financial assets					$ 17,021	$ 521,010	$ 50,206	$ 91,886
Siliconware Precision Industries Co., Ltd. [member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Gain recognized from remeasuring fair value of equity interest before business combination					$ 242,451	$ 7,421,408
Percentage acquisition of shareholding					100.00%	100.00%
Consideration paid in cash for shares			$ 170,434	$ 5,216,985
Percentage of ownership interest in associate							33.29%
ChipMos Technologies Inc [member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Ordinary shares acquired						$ 19,159
Consideration paid in cash for shares					$ 14,752	$ 451,563
Percentage of ownership interest in associate					20.47%	20.47%
ChipMos Technologies Inc [member] | Bottom of range [member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Percentage of ownership interest in associate					18.23%	18.23%
ChipMos Technologies Inc [member] | Top of range [member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Percentage of ownership interest in associate					20.47%	20.47%
Deca Technologies Inc. [member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Percentage of ownership interest in associate					22.04%	22.04%	22.04%
Assets discount rate					14.10%	14.10%
ASE Embedded Electronics Inc. [member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Percentage of ownership interest in joint venture					51.00%	51.00%	51.00%
ASE Embedded Electronics Inc. [member] | Major ordinary share transactions [member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Consideration paid in cash for shares	$ 49,004	$ 1,500,000
ASE Embedded Electronics Inc. [member] | Major ordinary share transactions [member] | Top of range [member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Ordinary shares acquired		$ 150,000